GOF P23 12/21

SUPPLEMENT DATED DECEMBER 10, 2021

TO THE CURRENTLY EFFECTIVE PROSPECTUSES

OF EACH OF THE FUNDS LISTED BELOW

Franklin Alternative Strategies Funds

Franklin K2 Alternative Strategies Fund

Franklin K2 Long Short Credit Fund

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin Custodian Funds

Franklin DynaTech Fund

Franklin Focused Growth Fund

Franklin Growth Fund

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Corefolio Allocation Fund

Franklin Global Allocation Fund

Franklin LifeSmart™ Retirement Income Fund

Franklin LifeSmart™ 2020 Retirement Target Fund

Franklin LifeSmart™ 2025 Retirement Target Fund

Franklin LifeSmart™ 2030 Retirement Target Fund

Franklin LifeSmart™ 2035 Retirement Target Fund

Franklin LifeSmart™ 2040 Retirement Target Fund

Franklin LifeSmart™ 2045 Retirement Target Fund

Franklin LifeSmart™ 2050 Retirement Target Fund

Franklin LifeSmart™ 2055 Retirement Target Fund

Franklin LifeSmart™ 2060 Retirement Target Fund

Franklin Conservative Allocation Fund

Franklin Moderate Allocation Fund

Franklin Growth Allocation Fund

Franklin Global Trust

Franklin International Growth Fund

Franklin International Small Cap Fund

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Managed Income Fund

Franklin Total Return Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund

Franklin Mutual European Fund

Franklin Mutual Financial Services Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Biotechnology Discovery Fund

Franklin Growth Opportunities Fund

Franklin Natural Resources Fund

Franklin Small Cap Growth Fund

Franklin Small-Mid Cap Growth Fund

Franklin Strategic Income Fund

Franklin Templeton SMACS: Series CH

Franklin Templeton SMACS: Series H

Franklin Tax-Free Trust

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin Alabama Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin Municipal Green Bond Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

Franklin Templeton Trust

Franklin OnChain U.S. Government Money Fund™

Franklin U.S. Government Money Fund

Franklin Value Investors Trust

Franklin MicroCap Value Fund

Franklin Mutual U.S. Value Fund

Franklin Small Cap Value Fund

Institutional Fiduciary Trust

Money Market Portfolios

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Foreign Fund

Templeton World Fund

Templeton International Climate Change Fund

Templeton Global Investment Trust

Templeton Emerging Markets Small Cap Fund

Templeton Global Balanced Fund

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

The prospectus of each Fund is amended as follows:

I. The following is added to the bullet point list of investors that qualify to buy Class A shares without an initial sales charge or CDSC under the section “Your Account – Choosing a Share Class – Sales Charge Waivers – Waivers for Certain Investors:”

• Purchases by or through a Franklin Templeton donor-advised fund (such as the Franklin or Fiduciary Trust Charitable Giving Programs).

II. The name “Franklin Charitable Giving Program” is replaced throughout the prospectus with “a Franklin Templeton donor-advised fund.”

III. The following is added to the bullet point list of investors that qualify to buy Advisor and Class Z shares, as applicable, under the section “Your Account – Choosing a Share Class – Qualified Investors – Advisor Class [and Class Z]:”

• Purchases by or through a Franklin Templeton donor-advised fund.

IV. For Franklin Adjustable U.S. Government Securities Fund, Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund, Franklin California High Yield Municipal Bond Fund, Franklin California Intermediate-Term Tax-Free Income Fund, Franklin California Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin Federal Tax-Free Income Fund, Franklin Floating Rate Daily Access Fund, Franklin Georgia Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Low Duration Total Return Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin Municipal Green Bond Fund, Franklin New Jersey Tax-Free Income Fund, Franklin New York Intermediate-Term Tax-Free Income Fund, Franklin New York Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund, Franklin OnChain U.S. Government Money Fund, Franklin Oregon Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income Fund, Franklin Strategic Mortgage Portfolio, Franklin Total Return Fund, Franklin U.S. Government Money Fund, Franklin Virginia Tax-Free Income Fund, the third sentence under “Fund Details – Distributions and Taxes – Income and Capital Gain Distributions” is replaced with the following:

Your account begins to receive dividends on the day the Fund receives your investment, provided the investment is received by the Fund on any business day in good order prior to 1 p.m. Pacific time or the regularly scheduled close of the NYSE, whichever is earlier. Investments received after that time or paid by check will normally begin to earn dividends on the following business day. Dividends will be received by your account through the business day prior to the day on which your proceeds are sent to you. If your shares are purchased through a financial intermediary, you should check with your financial intermediary to determine when your purchase order will be effective.

V. For Franklin Templeton SMACS: Series H, the fourth sentence under “Fund Details – Distributions and Taxes – Income and Capital Gain Distributions” is replaced with the following:

Your account begins to receive dividends on the day the Fund receives your investment, provided the investment is received by the Fund on any business day in good order prior to 1 p.m. Pacific time or the regularly scheduled close of the NYSE, whichever is earlier. Investments received after that time or paid by check will normally begin to earn dividends on the following business day. Dividends will be received by your account through the business day prior to the day on which your proceeds are sent to you. If your shares are purchased through a financial intermediary, you should check with your financial intermediary to determine when your purchase order will be effective.

VI. For all Funds, the name “Franklin Templeton Distributors, Inc.” is replaced throughout the prospectus with “Franklin Distributors, LLC.”

Please keep this supplement with your prospectus for future reference.